Financial Risk Management - Financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments by category
Total assets as per the statement of financial position	$ 845,860	$ 807,044
Total liabilities as per the statement of financial position	2,069,296	2,409,839
Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position	1,158,071	1,333,237
Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	10,717	13,981
Derivative financial liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	3,351
Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	897,157	1,062,621
Liabilities at fair value through profit and loss
Financial instruments by category
Total liabilities as per the statement of financial position	3,351	0
Liabilities at fair value through profit and loss | Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position		0
Liabilities at fair value through profit and loss | Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		0
Liabilities at fair value through profit and loss | Derivative financial liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	3,351	0
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		0
Liabilities at amortized cost
Financial instruments by category
Total liabilities as per the statement of financial position	2,065,945	2,409,839
Liabilities at amortized cost | Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position	1,158,071	1,333,237
Liabilities at amortized cost | Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	10,717	13,981
Liabilities at amortized cost | Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	897,157	1,062,621
Trade receivables
Financial instruments by category
Total assets as per the statement of financial position	157,564	127,449
Other receivables
Financial instruments by category
Total assets as per the statement of financial position	73,542	154,583
Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	174,907	155,095
Derivative financial assets
Financial instruments by category
Total assets as per the statement of financial position		69
Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position	439,847	369,848
Assets at fair value through profit and loss
Financial instruments by category
Total assets as per the statement of financial position	7,366	10,932
Assets at fair value through profit and loss | Trade receivables
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at fair value through profit and loss | Other receivables
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at fair value through profit and loss | Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	7,366	10,863
Assets at fair value through profit and loss | Derivative financial assets
Financial instruments by category
Total assets as per the statement of financial position		69
Assets at fair value through profit and loss | Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at amortized cost
Financial instruments by category
Total assets as per the statement of financial position	838,494	796,112
Assets at amortized cost | Trade receivables
Financial instruments by category
Total assets as per the statement of financial position	157,564	127,449
Assets at amortized cost | Other receivables
Financial instruments by category
Total assets as per the statement of financial position	73,542	154,583
Assets at amortized cost | Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	167,541	144,232
Assets at amortized cost | Derivative financial assets
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at amortized cost | Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position	$ 439,847	$ 369,848